WEISS TREASURY FUND
Weiss Treasury Only Money Market Fund
Weiss Treasury Bond Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder,

     We are pleased to present the Semi-Annual Report for the six months ended June 30, 1998 for Weiss Treasury Fund, consisting of Weiss Treasury Only Money Market Fund and Weiss Treasury Bond Fund. As of June 30, 1998, Weiss Treasury Bond Fund had not yet commenced operations.

     Interest rates on short-term securities such as Treasury Bills moved through a broad range in the first half of 1998, yielding 5.29% on January 1, 1998, moving as high as 5.34% and closing the period on June 30, 1998 at 5.07%. The average T-Bill yield was 5.13% for this six-month period.

     The drop in short-term interest rates, which followed the pattern of other maturities in the treasury market, corresponded with an increase of assets in the Weiss Treasury Only Money Market Fund (the "Fund") by $1.534 million to total net assets of $34.895 million. This indicates that the flight to quality is continuing, as investors, who are growing even more concerned with their foreign holdings, move to safer investment vehicles such as Treasury-only money market funds.

     The average weighted maturity of the Weiss Treasury Only Money Market Fund was 55.68 days on June 30, just 1 day shorter than the average at the beginning of the period. This short maturity reflects the Fund's conservative structure.

     The Fund will continue to invest for maximum current income with preservation of capital and liquidity in mind.

     If you have any questions concerning the Weiss Treasury Only Money Market Fund please call upon a fund representative at (800) 430-9617.


Sincerely,

John N. Breazeale
President & Chairman
July 30, 1998

                               WEISS TREASURY FUND
              June 30, 1998 Semi-Annual Portfolio Management Review


     Our conservative positions during the first half of 1998 will continue as the Asian crisis sorts itself out. While there are other issues that might disrupt markets in the United States, Asia is currently the most disturbing and may be the main catalyst for falling stock prices and rising interest rates.

     We are already seeing some signs of a change in direction. For the period ended June 30, 1998, the average yield on regular, commercial paper (non-Treasury) money market funds was 4.92%. In contrast, at a mere .07% lower, Weiss Treasury Only Money Market Fund's 7-day yield for the same period stood at 4.85%. This is an indication that very short-term interest rates are moving higher. It may also be a clue as to how the Asian crisis is starting to affect our markets.

     The New York Times welcomed the second half of 1998 with a front page article titled, "After a Year, No Letup in Asia's Economic Crisis." It is an important piece on an important subject that has rarely been given such a high profile. We continue to be amazed at the lack of interest in such a significant international development, particularly one that we have been talking about for a year.

     Often, there is a tendency to assume that the "experts," particularly those in positions of political power, will be on top of things. While the crisis in Asia is no surprise to our shareholders, it is apparently a big surprise to the Clinton Administration. According to the Times article, they had no idea that Thailand's currency melt down last year would lead to the economic crisis that would roll around the world. In fact, President Clinton's top international economic adviser at the time, Daniel K. Tarullos said, "There were no crisis meetings, and certainly no sense that this was the start of an economic crisis."

     This development could be significant for the Weiss Treasury Only Money Market Fund. Just as the uncertainty in Asia has brought investors to the US looking for a safe place to invest, we believe that a fall in US stock and bond prices will produce higher yields and attractive opportunities for those investors that have moved to less volatile investments such as the Weiss Treasury Only Money Market Fund.

                               WEISS TREASURY FUND
                      WEISS TREASURY ONLY MONEY MARKET FUND
                             STATEMENT OF NET ASSETS
                                  JUNE 30, 1998
                                   (UNAUDITED)


                                                             Par (000)               Value
                                                          ----------------        ------------
US TREASURY OBLIGATIONS - 85.22%
   US Treasury Notes
      5.875%, due 08/15/98......................                  $ 4,300        $  4,302,037
      6.000%, due 09/30/98......................                    5,000           5,010,938
      5.875%, due 10/31/98......................                    5,500           5,507,831
                                                                                  ------------
   Total US Treasury Notes (Cost $14,820,806)                                      14,820,806
                                                                                  ------------

   US Treasury Bills
      4.690%, due 07/02/98......................                    2,000           1,999,739
      4.770%, due 07/02/98......................                    2,000           1,999,735
      4.800%, due 07/02/98......................                    3,000           2,999,600
      4.950%, due 08/06/98......................                    2,000           1,990,100
      5.080%, due 08/27/98......................                    2,000           1,983,919
      4.990%, due 10/08/98......................                    4,000           3,945,110
                                                                                  ------------
   Total US Treasury Bills (Cost $14,918,203)                                      14,918,203
                                                                                  ------------

   Total US Treasury Obligations (Cost $29,739,009)                                29,739,009
                                                                                  ------------

REPURCHASE AGREEMENTS - 14.56%
   PNC Capital Markets Repurchase Agreement
   5.50%, 07/01/98 (dated 06/30/98; proceeds
   $5,080,776, collateralized by $4,955,000 US
   Treasury Notes, 5.875% due 07/31/99, valued
   at $5,090,892) (Cost $5,080,000).............                    5,080           5,080,000
                                                                                  ------------

                                                           Shares
                                                         ----------
SHORT-TERM INVESTMENT - 0.10%
   Temporary Investment Fund, Inc.-
      T-Fund Portfolio (Cost $33,111)...........            33,111                     33,111
                                                                                  ------------

TOTAL INVESTMENTS (COST $34,852,120*)                                99.88%        34,852,120
OTHER ASSETS IN EXCESS OF LIABILITIES                                 0.12%            42,852
                                                                   ---------      ------------

Net Assets (Equivalent to $1.00 per share based
    on 34,895,620 shares of capital stock outstanding)              100.00%      $ 34,894,972
                                                                   =========      ============

NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE
    ($34,894,972 / 34,895,620 shares outstanding)                                $       1.00
                                                                                  ============

-----------------------
   * Aggregate cost for federal income tax purposes is substantially the same.



See accompanying notes to financial statements.

                               WEISS TREASURY FUND
                             STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED JUNE 30, 1998
                                   (UNAUDITED)

                                                                         WEISS
                                                                    TREASURY ONLY
                                                                   MONEY MARKET FUND
                                                                   -----------------

INVESTMENT INCOME:
     Interest........................................                $   871,074
                                                                      -----------

EXPENSES:
     Investment Advisory fees........................                     82,934
     Transfer Agent fees.............................                     29,455
     Registration and filing fees....................                     25,435
     Administration fees.............................                     25,238
     Legal fees......................................                     19,135
     Custodian fees..................................                      8,993
     Printing........................................                      7,676
     Audit fees......................................                      6,617
     Insurance.......................................                      4,884
     Amortization of organizational costs............                      2,800
     Trustees' fees..................................                      1,290
     Miscellaneous...................................                        264
                                                                      -----------
          Total Expenses.............................                    214,721

     Less: expenses waived and reimbursed............                   (119,146)
                                                                      -----------
          Net Expenses...............................                     95,575
                                                                      -----------
Net Investment Income................................                    775,499
                                                                      -----------

REALIZED LOSS ON INVESTMENTS:
     Net Realized Loss on
        Investment Securities........................                       (648)
                                                                      -----------

Net Increase in Net Assets Resulting from
   Operations........................................                $   774,851
                                                                      ===========





See accompanying notes to financial statements.

                               WEISS TREASURY FUND
                       STATEMENT OF CHANGES IN NET ASSETS



                                                             WEISS TREASURY ONLY MONEY MARKET FUND
                                                         ---------------------------------------------
                                                         January 1, 1998
                                                             through                 January 1, 1997
                                                          June 30, 1998                  through
INCREASE (DECREASE) IN NET ASSETS FROM:                    (Unaudited)              December 31, 1997
                                                         ---------------            ------------------
    Operations:
        Net investment income.....................      $       775,499            $        1,037,821
        Net realized loss on
         investment securities                                     (648)                           --
                                                         ---------------            ------------------
        Net increase in net assets resulting from
         operations...............................              774,851                     1,037,821

    Distributions:
        From net investment income................             (775,499)                   (1,037,821)

    Capital share transactions:
        Net increase from capital share
         transactions.............................            1,534,374                    22,233,924
                                                         ---------------            ------------------

        Total increase in net assets..............            1,533,726                    22,233,924

NET ASSETS
    Beginning of period...........................           33,361,246                    11,127,322
                                                         ---------------            ------------------

    End of Period.................................      $    34,894,972            $       33,361,246
                                                         ===============            ==================










See accompanying notes to financial statements.

                               WEISS TREASURY FUND
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                        WEISS TREASURY ONLY MONEY MARKET FUND
                                                        -----------------------------------------------------------------------
                                                         January 1, 1998
                                                             through                January 1, 1997            June 28, 1996*
                                                          June 30, 1998                through                    through
                                                           (Unaudited)             December 31, 1997         December 31, 1996
                                                        ------------------         ------------------        ------------------

NET ASSET VALUE, BEGINNING OF PERIOD:                  $             1.00         $             1.00        $            1.00
                                                        ------------------         ------------------        -----------------

INCOME FROM INVESTMENT OPERATIONS:
    Net investment income.......................                     0.02                       0.05                     0.02
                                                        ------------------         ------------------        -----------------

LESS DISTRIBUTIONS:
    From net investment income..................                    (0.02)                     (0.05)                   (0.02)
                                                        ------------------         ------------------        -----------------

NET ASSET VALUE, END OF PERIOD:                        $             1.00         $             1.00        $            1.00
                                                        ==================         ==================        =================

TOTAL RETURN....................................                    4.70%(3)                   4.71%                    4.67%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).................                  $34,895                   $33,361                  $11,127
Ratio of expenses to average net assets.........(1)                 0.58%(3)                   0.50%                    0.50%(3)
Ratio of net investment income to average
    net assets..................................(2)                 4.68%(3)                   4.60%                    4.54%(3)

------------------------------------------------------------------------------------------------------------------------------


(1) The annualized expense ratios before waivers and reimbursement of expenses for the periods ended June 30, 1998, December 31, 1997 and December 31, 1996 for Weiss Treasury Only Money Market Fund would have been 1.29%, 1.69% and 7.69%, respectively.

(2) The annualized net investment income/(loss) ratios before waivers and reimbursement of expenses for the periods ended June 30, 1998, December 31, 1997 and December 31, 1996 for Weiss Treasury Only Money Market Fund would have been 3.97%, 3.41% and (2.65)%, respectively.

(3) Annualized.

*   Commencement of operations.






See accompanying notes to financial statements.

WEISS TREASURY FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1998 (UNAUDITED)


1. FUND ORGANIZATION

Weiss Treasury Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 10, 1995. The Trust is a series fund that is authorized to issue shares of beneficial interest in the following two investment funds: Weiss Treasury Only Money Market Fund and Weiss Treasury Bond Fund (individually, a "Fund" and collectively, the "Funds"). The Board of Trustees of the Trust oversees the business affairs of the Trust and is responsible for significant decisions relating to each Fund's investment objective and policies. The Trustees delegate the day-to-day management of the Funds to the officers of the Trust. As of the date of this report, Weiss Treasury Bond Fund had not commenced operations.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by Weiss Treasury Only Money Market Fund in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Portfolio Valuation: Investment securities of Weiss Treasury Only Money Market Fund are valued at amortized cost. Amortized cost valuation involves valuing an instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any applicable discount or premium. Debt securities held by the Fund that have maturities of less than sixty days are generally valued at amortized cost.

Security Transactions and Investment Income: Security transactions are recorded on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Net investment income for Weiss Treasury Only Money Market Fund consists of all interest income accrued on the Fund's assets, less accrued expenses. Interest income for the Fund is comprised of accrued interest, original issue and market discount earned less amortization of any market premium. The Fund's expenses are also accrued daily.

Dividends and Distributions to Shareholders: Weiss Treasury Only Money Market Fund declares dividends daily from net investment income. The Fund intends to pay accrued dividends on the last business day of each month. The Fund may make an additional distribution of income and gains if necessary to satisfy a calendar year excise tax distribution requirement.

Federal Income Taxes: The Fund is classified as a separate taxable entity for Federal income tax purposes. The Fund intends to qualify as a separate "regulated investment company" under the Internal Revenue Code and make the requisite distributions to its shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

WEISS TREASURY FUND
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)


Repurchase Agreements: The Fund may agree to purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller, under a repurchase agreement, will be required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. In connection therewith, the Trust's Custodian receives and holds collateral of not less than 100.5% of the repurchase price plus accrued interest. If the value of the collateral falls below this amount, the Trust will require the seller to deposit additional collateral.

Organizational Costs: The Trust bears all costs in connection with its organization, including the fees and expenses of registering and qualifying its shares for distribution under federal and state securities regulations. All organization expenses are being amortized using the straight-line method over a period not to exceed five years from the date of commencement of operations.

3. INVESTMENT MANAGER, DISTRIBUTOR, ADMINISTRATOR, AND OTHER RELATED PARTY TRANSACTIONS

Weiss Money Management, Inc. (the "Manager") serves as the Investment Manager to the Funds. Under investment advisory agreements with the Fund, the Manager provides continuous advice and recommendations concerning the Fund's investments. Weiss Treasury Only Money Market Fund has agreed to compensate the Manager for its services by the monthly payment of a fee at the annual rate of
 .50% of the Fund's average daily net assets. The Manager may from time to time waive all or a portion of its fees payable by the Fund. Certain officers of the Manager serve as President, Secretary and Trustee to the Trust.

Weiss Funds, Inc., a registered broker-dealer and wholly-owned subsidiary of the Manager, serves as the Trust's Distributor.

PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank, serves as the Trust's Administrator and, in that capacity, performs various administrative and accounting services for each Fund. PFPC also serves as the Trust's Transfer Agent, dividend disbursing agent and registrar. An officer of PFPC serves as Treasurer to the Trust.

PNC Bank, NA serves as the Custodian for the Funds' portfolio securities and cash.

For the period ended June 30, 1998, the Manager of Weiss Treasury Only Money Market Fund voluntarily waived fees totaling $82,934. In addition, the Manager has voluntarily agreed to reimburse the Fund individually to the extent required to maintain expenses at no more than 0.50% of the Fund's average daily net assets. For the period ended June 30, 1998, the Manager agreed to reimburse Weiss Treasury Only Money Market Fund $36,212. The amounts waived and reimbursed reflect the Manager's voluntary maintenance of expenses at 0.65% of the Fund's average daily net assets from January 1 through April 1, 1998, and 0.50% thereafter.

WEISS TREASURY FUND
NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)


Dechert Price & Rhoads serves as legal counsel to the Trust. A partner of that firm serves as Assistant Secretary to the Trust.

Each Trustee receives an annual fee of $500 plus reimbursement of out-of-pocket expenses for serving in that capacity. No person who is an officer, trustee, or employee of the Manager, Distributor, Administrator, or of any parent or subsidiary thereof, who serves as an officer, trustee, or employee of the Trust receives any compensation from the Trust.

4.  NET ASSETS

At June 30, 1998, the Fund's net assets consisted of:

                                                   WEISS TREASURY ONLY
                                                   MONEY MARKET FUND
                                                   -----------------
Paid in capital                                      $34,895,620
Accumulated net realized loss
      on investments                                       (648)
                                                     -----------
                                                     $34,894,972
                                                     ===========

5.  SHARES OF BENEFICIAL INTEREST

The Trust's Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares of beneficial interest each having $0.01 par value. On June 30, 1998, one shareholder held approximately 25.9% of the outstanding shares of Weiss Treasury Only Money Market Fund.

                      WEISS TREASURY ONLY MONEY MARKET FUND

Transactions in capital shares for the period ended June 30, 1998 are summarized below.

                                                             SHARES                   VALUE
                                                             ------                   -----
Shares sold                                              13,274,403             $13,274,403
Shares reinvested                                           732,468                 732,468
Shares repurchased                                      (12,472,497)            (12,472,497)
                                                       -------------            ------------
                                                          1,534,374             $ 1,534,374
                                                       ============             ===========

Transactions in capital shares for the year ended December 31, 1997 are summarized below.

                                                             SHARES                   VALUE
                                                             ------                   -----
Shares sold                                              43,729,538             $43,729,538
Shares reinvested                                           925,467                 925,467
Shares repurchased                                      (22,421,081)            (22,421,081)
                                                       -------------            ------------
                                                         22,233,924             $22,233,924
                                                       ============             ===========

On February 19, 1998, the Board of Trustees (the "Board") of Weiss Treasury Fund (the "Fund") determined not to renew its contract with PricewaterhouseCoopers LLP ("PwC") (formerly, Coopers & Lybrand L.L.P.) as the Trust's independent accountants, instead choosing the firm of Tait, Weller & Baker to serve in that capacity. PwC's reports on the financial statements of the Fund for the two most recent fiscal years contained no adverse opinions, or opinions that were qualified in any way, nor were there any disagreements with PwC during those periods on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

BOARD OF TRUSTEES
     John N. Breazeale
        Chairman
     Esther S. Gordon
     Robert L. Lehrer
     Martin D. Weiss
     Donald Wilk

OFFICERS
     John N. Breazeale
        President
     David D. Marky
        Treasurer
     Sharon A. Parker
        Secretary

INVESTMENT MANAGER
     Weiss Money Management, Inc.
     4176 Burns Road
     Palm Beach Gardens, FL 33410

ADMINISTRATOR
     PFPC Inc.
     103 Bellevue Pkwy.
     Wilmington, DE 19809

DISTRIBUTOR
     Weiss Funds, Inc.
     4176 Burns Road
     Palm Beach Gardens, FL 33410

TRANSFER AGENT
     PFPC Inc.
     400 Bellevue Pkwy.
     Wilmington, DE 19809

This report and the financial statements contained herein are submitted for the general information of shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.


[THE WEISS TREASURY FUNDS LOGO]

TREASURY ONLY MONEY MARKET FUND
TREASURY BOND FUND

SEMI-ANNUAL REPORT TO SHAREHOLDERS
JUNE 30, 1998